Contingencies and Commitments (Details 3) - Central Cervecera de Colombia S.A.S. [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Banco Colpatria [Member]
Disclosure of commitments and contingent [Line Items]
Amount	$ 27,200,000
Due date	May 27, 2020
Banco Colpatria 1 [Member]
Disclosure of commitments and contingent [Line Items]
Amount	$ 4,000,000
Due date	Jun. 21, 2020
Banco Colpatria 2 [Member]
Disclosure of commitments and contingent [Line Items]
Amount	$ 13,500,000
Due date	Sep. 01, 2020